Notes Payable (Details Narrative) (10K) - USD ($)										1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 14, 2018	Sep. 07, 2018	Feb. 14, 2018	Nov. 15, 2017	Sep. 30, 2017	Mar. 31, 2017	Nov. 30, 2016	Jul. 31, 2016	Jul. 18, 2016	Feb. 28, 2018	Jan. 31, 2016	Mar. 31, 2019	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 15, 2016	Nov. 21, 2014
Notes payable												$ 8,551,564		$ 8,953,445	$ 3,559,319
Restructuring expenses													$ 84,317		26,880
Mr. Ross [Member]
Debt instruments periodic payment								$ 102,000							0	$ 0
Restricted shares of common stock								350,000
BCS Acquisition [Member]
Debt instruments interest rate												1.84%							1.89%
Debt instruments periodic payment												$ 4,758
BCS Acquisition [Member] | Debt [Member]
Notes payable												$ 130,294					$ 130,294
Bill Davidson Promissory Note [Member] | BCS Acquisition [Member]
Debt instruments interest rate														1.84%
Debt instruments periodic payment														$ 4,758
Bill Davidson Promissory Note [Member] | BCS Acquisition [Member] | Debt [Member]
Notes payable														$ 130,294	$ 130,295
Stock Redemption Agreement [Member]
Debt instruments interest rate											9.00%
Stock Repurchased During Period, shares										507,097	507,079			507,079
Stock Repurchased During Period, value											$ 220,490			$ 241,159
Secured Promissory Note [Member]
Debt instrument face amount									$ 12,492,137
Debt instruments interest rate									12.00%
Debt instruments periodic payment									$ 250,000
Debt instrument due date									Dec. 31, 2016
Secured Promissory Note [Member] | Amendment Agreement [Member]
Debt instrument face amount																		$ 300,000
Debt instrument due date							Mar. 31, 2017
Debt instrument, increase, accrued interest							$ 400,000
Secured Promissory Note [Member] | Second Amendment Agreement [Member]
Debt instrument face amount						$ 400,000
Debt instrument due date						Sep. 30, 2017
Secured Promissory Note [Member] | Third Amendment Agreement [Member]
Debt instrument face amount					$ 600,000
Debt instrument due date					Oct. 31, 2017
Secured Promissory Note [Member] | Fourth Amendment Agreement [Member]
Debt instrument face amount				$ 600,000
Debt instrument due date				Dec. 31, 2017
Secured Promissory Note [Member] | Fifth Amendment Agreement [Member]
Debt instrument face amount			$ 400,000
Debt instrument due date			Mar. 31, 2018
Secured Promissory Note [Member] | Sixth Amendment Agreement [Member]
Debt instrument face amount	$ 8,690,465	$ 8,690,465
Debt instrument due date		Jan. 31, 2019
Debt instrument, increase, accrued interest	$ 6,763,549	$ 6,763,549
Secured Promissory Note [Member] | Seventh Amendment Agreement [Member] | April 30, 2019 [Member]
Debt instrument due date												Jul. 31, 2019
Debt instrument, increase, accrued interest												$ 350,000		$ 350,000
Promissory Note [Member] | Mr. Ross [Member]
Promissory note issued								$ 59,500